Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	March 31, 2018	December 31, 2017
Computers	$56,900	$55,244
Office equipment	43,590	43,590
Subtotal	100,490	98,834
Less accumulated depreciation	(53,915)	(43,688)
Property and equipment, net	$46,575	$55,146

	December 31, 2017	December 31, 2016
Computers	$55,244	$72,124
Office equipment	43,590	36,850
Subtotal	98,834	108,974
Less accumulated depreciation	(43,688)	(31,652)
Property and equipment, net	$55,146	$77,322